Financial Risk Management - Summary of Carrying Amounts of Group's Notes and Debentures by Currency and Derivatives Which Hedge (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about hedged items [line items]
Borrowings	$ 19,326	$ 13,852
Fixed interest rate not swapped to floating rate [member]
Disclosure of detailed information about hedged items [line items]
Borrowings	$ 534	$ 3,018